Subsequent Event	6 Months Ended
May 31, 2020
Subsequent Events [Abstract]
Subsequent Event

In December 2019, there was a global outbreak of COVID-19 (coronavirus), which has had a significant impact on businesses through the restrictions put in place by the national, provincial and municipal governments around the world regarding travel, business operations and isolation and quarantine orders. As COVID-19 has spread, the Company and its third party contractors have had to ask employees to temporarily work from home, which could adversely impact the productivity of the Company’s workforce or the workforce of third parties which the Company relies on for supplies and services required for operations. Any disruption of suppliers would likely impact the Company’s ability to conduct R&D and commercial operations, and ultimately materially adversely affect operating results. The extent to which COVID-19 impacts results will depend on future developments, which are highly uncertain and cannot be predicted, including the duration of the outbreak, new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others.